Significant Events During The Reporting Period	6 Months Ended
Jun. 30, 2020
Significant Events During Reporting Period [Abstract]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

NOTE 6:- SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

a.	In December 2019, a novel strain of coronavirus ("COVID-19"), was identified in Wuhan, China. This virus continued to spread globally and, as of June 2020, has spread to over 200 countries, including Israel. The spread of COVID-19 from China to other countries has resulted in the World Health Organization declaring the outbreak of COVID-19 as a "pandemic," or a worldwide spread of a new disease, on March 11, 2020. Many countries around the world have imposed quarantines and restrictions on travel and mass gatherings to slow the spread of COVID-19. As of the Approval Date, restrictions are imposed on businesses and the public in Israel and around the world. In Israel, these restrictions were loosened for several months; however, in late September 2020 restrictions on business activity in Israeli were implemented and it is unclear as to when any of the restrictions will be loosened again.

Due to the impact of the COVID-19 pandemic on the business, consultants and service providers of the Company, the Company was unable to file its annual report on Form 20-F for the year ended December 31, 2019 (the "Annual Report") by the normally prescribed deadline of April 30, 2020, due to insufficient time to facilitate the internal and external review process. The Company filed its Annual Report on June 15, 2020, 45 days after the original due date of its Annual Report, in reliance upon the exemption set forth in the SEC's March 25, 2020 Order (Release No. 34-88318), which under certain conditions exempts reporting companies form making certain filings required under the Securities and Exchange Act of 1934, as amended, for up to 45 after the normally prescribed deadline.

The Company's operations and business have experienced disruption due to the unprecedented conditions surrounding the COVID-19 pandemic spreading throughout Israel and the world. The Company has been following the recommendations of local health authorities to minimize exposure risk for its team members for the past several months, including the temporary closures of its offices and having team members work remotely.

The Company is still assessing its business operations and system supports and the impact that the COVID-19 pandemic may have on the results and financial condition. To date, the Company has taken action to reduce its operating expenses in the short term, but there can be no assurance that these remedial measures will enable the Company to avoid part or all of any impact from the spread of the COVID-19 or its consequences, including downturns in business sentiment generally or in its sector in particular. In addition, the impact of COVID-19 may cause delays to future clinical trials and may make it difficult for to recruit patients to clinical trials.

The Company will continue to monitor the situation, in which as described above, the Company expects the COVID-19 pandemic to continue having an impact on the Company's operations and the entire world during the following months.

b.	As part of the changes in the Board's composition, Dr. Yafit Stark and Mr. Zohar Heiblum resigned from the Board on December 31, 2019, and Mr. Amit Berger resigned from the Board during March 2020. All three former directors resigned for personal reasons and not due to any dispute with management. In March 2020, two new independent members were elected to fill vacancies on the Board - Mr. Todd Viollete and Mr. Gilad Bar Lev. In May 2020, Prof. Ari Shamiss and Mr. Arie Webber also were elected to fill vacancies as independent Board members.

c.	On May 15, 2020, the Company entered into a series of transactions (together, the "Joint Venture Transaction"), including a definitive share transfer agreement with Capital Point Ltd. ("Capital Point"), an Israeli holding company traded on the TASE, and Evero, pursuant to which Capital Point sold to Evero 5,952,469 ordinary shares, NIS 0.01 par value each, of Coeruleus Ltd. (the "Purchased Coeruleus Shares" and "Coeruleus," respectively), an Israeli company, and an affiliated company (in which Capital Point owns approximately 40% the issues and outstanding share capital) of Capital Point, engaged in, among others, developing innovative medications based on the active generic substance flumazenil, including a sublingual spray to reduce the side effects of hypnotic sleep medication, and a sublingual spray to improve function and quality of life in patients with hepatic encephalopathy. The Purchased Coeruleus Shares represented approximately 35% of the issued and outstanding share capital of Coeruleus. In consideration thereof, Evero issued and sold to Capital Point 176,470 ordinary shares, NIS 1.00 par value each, constituting 15% of the issued and outstanding share capital of Evero, which were valued at $351 thousand, based on apportionment of the fair market value of the Company as reflected in the Nasdaq. Following the transaction Capital Point held approximately 5% of Coeruleus' issued and outstanding share capital. The transaction costs of $51 thousand were also capitalized as part of the investment in associate.

As part of the Joint Venture Transaction, the Company transferred to Evero its THX-110 sleep technology, to be fully owned by Evero, under the terms and conditions of an asset purchase agreement. In addition, the Company issued to Capital Point a warrant (the "Capital Point Warrant") to purchase $340 thousand of ADSs of the Company. Pursuant to the terms of the Capital Point Warrant, the exercise price per ADS is equal to the closing price of the Company's ADSs on the trading day on which the notice of exercise was actually received by the Company, and shall be paid by transferring to the Company a duly executed share transfer deed for 9,577 ordinary shares of Evero. The Capital Point Warrant are exercisable for twelve-months starting from the twelve-month anniversary of the issuance date, which was May 15, 2020.

d.	In view of the global coronavirus crisis, the Company modified its lease agreement and decided to vacate its offices at the end of the original lease period and not to extend to the options periods (see Note 7d). In the event of any change in the expected exercise of the lease extension option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.